SHAREHOLDERS' EQUITY	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
SHAREHOLDERS' EQUITY
SHAREHOLDERS' EQUITY	NOTE 8 – SHAREHOLDERS’ EQUITY At March 31, 2022, we had 10,790,413 shares of common stock issued and outstanding.

NOTE 5—SHAREHOLDERS’ EQUITY

At December 31, 2021 a total of 10,790,413 shares of common stock were issued and outstanding. At December 31, 2020 a total of 10,785,913 shares of common stock were issued and outstanding.

During 2021, there were 4,500 shares issued by the Company.

On October 26, 2020, the Board of Directors approved a stock repurchase program of up to $400,000 of the Company’s outstanding shares of common stock.  Repurchases may be completed in public or private transactions.  The repurchase program does not require the Company to acquire any specific number of shares, and may be suspended from time to time in accordance with the Company's insider trading policy and existing best practices, or it may be discontinued.  Repurchases completed under the program are expected to be funded from available working capital.